CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Jun. 30, 2015	$ 58,407,966	$ 872	$ 41,427,773	$ 7,180,500	$ (206,982)	$ 10,005,803
Balance (in shares) at Jun. 30, 2015		8,720,994
Exercise of warrants	4,113,036	$ 90	4,112,946	0	0	0
Exercise of warrants (in shares)		897,858
Net loss for the year	(6,755,603)	$ 0	0	0	(6,755,603)	0
Foreign currency translation adjustment	(12,263,307)	0	0	0	0	(12,263,307)
Balance at Jun. 30, 2016	43,502,092	$ 962	45,540,719	7,180,500	(6,962,585)	(2,257,504)
Balance (in shares) at Jun. 30, 2016		9,618,852
Net loss for the year	(4,749,225)	$ 0	0	0	(4,749,225)	0
Foreign currency translation adjustment	(3,298,862)	0	0	0	0	(3,298,862)
Balance at Dec. 31, 2016	$ 35,454,005	$ 962	$ 45,540,719	$ 7,180,500	$ (11,711,810)	$ (5,556,366)
Balance (in shares) at Dec. 31, 2016		9,618,852